Other financial assets - Other non-current receivables (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of Other financial assets [Line Items]
Loss allowance	€ 0	€ 0
Settlement term	4 years
Receivables interest rate	0.084
Reclassification Of Noncurrent Portion
Disclosure of Other financial assets [Line Items]
Trade and other non-current receivables	€ (2,321)
Loss allowance	€ (301)